Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Raw materials	$ 918	$ 1,583	$ 3,083
Finished goods	2,323	2,153	4,354
Total inventories	$ 3,241	$ 3,736	$ 7,437